Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 4,915,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	2,074,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	285,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	99,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	1,725,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	609,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(7,249,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	(2,458,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	$ 0